Commitments and Contingent Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Decsription of occurrence for payments	upon the occurrence of either (i) closing of a public offering of the ordinary shares of Chemomab; or (ii) a Change of Control Transaction, Chemomab shall pay the Fund a cash payment equal to one percent (1%) of the proceeds raised by Chemomab in its initial public offering, or 1% of the consideration received by Chemomab or its shareholders at the closing of a Change of Control Transaction (after deduction of amounts paid as liquidation preference to the shareholders of Chemomab on account of their investment in Chemomab, if any), but in any event not more than $3,000 thousand.
Maximum percentage of payments of royalties (as a percent)	100.00%
Cumulative Amounts Of Grants Received And Recognized	$ 1,227
Royality expenses	4,832	$ 5,222	$ 2,590
Bank restricted deposit	$ 76
New Drug Application and Biological License Application [Member]
Other Commitments [Line Items]
Description of application payment for licensed product	$100 thousand upon submission of a New Drug Application (“NDA”), Biological License Application (“BLA”) or equivalent for each Licensed Product to the United States Food and Drug Administration (“FDA”), $100 thousand upon submission of similar application for each Licensed Product to an equivalent foreign regulatory agency in Europe and one hundred thousand dollars upon submission of similar application for each Licensed Product to an equivalent foreign regulatory agency in Asia. Payment in the aggregate shall not be more than $300 thousand per each Licensed Product, provided that for each jurisdiction, payment shall be made only once;
Royalty payments on sale of product (as a percent)	3.00%
Capital Additions One [Member]
Other Commitments [Line Items]
Description of application payment for licensed product	$200 thousand upon the grant of FDA or equivalent agency marketing approval in Europe and/or Asia for each Licensed Product. Payment in the aggregate shall not be more than $600 thousand per each Licensed Product, provided that for each jurisdiction, payment shall be made only once.